SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Machinery and Equipment	¥ 2,565	¥ 2,565
Tools, Furniture, and Fixtures	95,738	68,256
Vehicles	700
Less: Accumulated depreciation	(71,911)	(49,241)
Property and equipment, net	¥ 27,092	¥ 21,580
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	2 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Useful lives	7 years